Segment information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The following table sets forth revenue by geographic area:

	Three months ended March 31,
	2021	2020
	(in thousands)
Revenue:
North America	$17,633	$13,073
EMEA	11,191	10,215
APAC	9,976	9,373

Total revenue	$38,800	$32,661

The following table sets forth revenue by geographic area:

	Year ended December 31,
	2020	2019	2018
	(in thousands)
Revenue:
North America	$67,823	$48,614	$48,612
EMEA	42,441	33,661	26,097
APAC	41,269	33,824	32,605

Total revenue	$151,533	$116,099	$107,314